UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Global Listed Real Assets Fund

April 30, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Global Listed Real Assets Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Global Listed Real Assets Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of April 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2023 to April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2023 to April 30, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2023 to April 30, 2024 (Unaudited)

Delaware Global Listed Real Assets Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratio	Expenses Paid During Period 11/1/23 to 4/30/24*
Actual Fund return†
Class A	$1,000.00	$1,075.80	1.24%	$6.40
Class C	1,000.00	1,071.70	1.99%	10.25
Class R	1,000.00	1,074.40	1.49%	7.68
Institutional Class	1,000.00	1,077.40	0.99%	5.11
Class R6	1,000.00	1,077.30	0.90%	4.65
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.70	1.24%	$6.22
Class C	1,000.00	1,014.97	1.99%	9.97
Class R	1,000.00	1,017.45	1.49%	7.47
Institutional Class	1,000.00	1,019.94	0.99%	4.97
Class R6	1,000.00	1,020.39	0.90%	4.52

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Global Listed Real Assets Fund	As of April 30, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	8.68%
Basic Industry	1.04%
Capital Goods	0.93%
Communications	2.01%
Consumer Cyclical	1.70%
Consumer Non-Cyclical	0.37%
Electric	0.80%
Energy	1.06%
Real Estate Investment Trusts	0.06%
Technology	0.33%
Transportation	0.38%
Non-Agency Commercial Mortgage-Backed Securities	0.70%
Loan Agreements	1.64%
Sovereign Bonds	8.91%
US Treasury Obligations	12.56%
Closed-Ended Trust	0.44%
Common Stocks	62.38%
Consumer Staples	1.11%
Energy	8.69%
Home Builders	0.16%
Industrials	6.82%
Information Technology	1.47%
Materials	11.23%
Real Estate	1.42%
Real Estate Operating Companies/Developer	1.04%
REIT Diversified	1.70%
REIT Healthcare	2.39%
REIT Industrial	2.56%
REIT Information Technology	2.53%
REIT Lodging	0.46%
REIT Mall	0.36%
REIT Manufactured Housing	0.75%
REIT Multifamily	2.76%
REIT Office	1.19%
REIT Retail	0.52%
REIT Self-Storage	0.87%
3

Security type / sector allocations and top 10 equity holdings

Delaware Global Listed Real Assets Fund

Security type / sector	Percentage of net assets
REIT Shopping Center	1.55%
REIT Single Tenant	0.53%
REIT Specialty	0.89%
Utilities	11.38%
Exchange-Traded Fund	2.86%
Short-Term Investments	1.59%
Total Value of Securities	99.76%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Welltower	1.55%
Equinix	1.52%
Shell	1.41%
Newmont	1.38%
Anglo American	1.35%
Cellnex Telecom	1.23%
Prologis	0.99%
CF Industries Holdings	0.98%
SSE	0.94%
Athens International Airport	0.92%
4

Schedule of investments

Delaware Global Listed Real Assets Fund	April 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 8.68%
Basic Industry — 1.04%
Alcoa Nederland Holding 144A 5.50% 12/15/27 #	365,000	$359,090
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	210,245
FMG Resources August 2006
144A 5.875% 4/15/30 #	75,000	72,181
144A 6.125% 4/15/32 #	200,000	193,883
Novelis
144A 3.875% 8/15/31 #	175,000	148,373
144A 4.75% 1/30/30 #	100,000	91,597
Vibrantz Technologies 144A 9.00% 2/15/30 #	85,000	78,995
		1,154,364
Capital Goods — 0.93%
Ball 3.125% 9/15/31	290,000	241,195
Bombardier
144A 7.25% 7/1/31 #	195,000	195,724
144A 8.75% 11/15/30 #	120,000	127,816
Clean Harbors 144A 5.125% 7/15/29 #	130,000	123,997
GFL Environmental 144A 5.125% 12/15/26 #	110,000	107,237
Sealed Air
144A 4.00% 12/1/27 #	120,000	111,131
144A 5.00% 4/15/29 #	135,000	127,523
		1,034,623
Communications — 2.01%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	211,564
CMG Media 144A 8.875% 12/15/27 #	145,000	79,248
CSC Holdings 144A 3.375% 2/15/31 #	200,000	123,493
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	25,619
DISH DBS 144A 5.75% 12/1/28 #	209,000	141,526
Frontier Communications Holdings 144A 5.875% 10/15/27 #	203,000	194,918
Gray Television 144A 5.375% 11/15/31 #	265,000	159,573
Lamar Media 3.75% 2/15/28	120,000	110,869
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	179,984
Nexstar Media 144A 5.625% 7/15/27 #	143,000	134,588
Outfront Media Capital 144A 4.625% 3/15/30 #	165,000	145,804
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	195,100
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	400,000	363,874
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	163,560
		2,229,720
5

Schedule of investments

Delaware Global Listed Real Assets Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 1.70%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	$317,409
Carnival
144A 5.75% 3/1/27 #	75,000	73,248
144A 6.00% 5/1/29 #	185,000	179,389
144A 7.625% 3/1/26 #	125,000	125,860
Goodyear Tire & Rubber 5.25% 7/15/31	145,000	128,371
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	179,819
4.875% 1/15/30	135,000	126,993
Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	189,912
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	326,312
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	243,179
		1,890,492
Consumer Non-Cyclical — 0.37%
CHS 144A 5.25% 5/15/30 #	213,000	174,342
Tenet Healthcare
4.25% 6/1/29	139,000	127,443
6.875% 11/15/31	100,000	103,158
		404,943
Electric — 0.80%
Calpine
144A 5.00% 2/1/31 #	25,000	22,681
144A 5.125% 3/15/28 #	240,000	227,870
NRG Energy 144A 3.625% 2/15/31 #	125,000	105,945
PG&E 5.25% 7/1/30	60,000	56,235
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	190,080
Vistra Operations
144A 5.00% 7/31/27 #	50,000	47,630
144A 5.50% 9/1/26 #	50,000	48,841
144A 5.625% 2/15/27 #	190,000	185,017
		884,299
Energy — 1.06%
CNX Resources 144A 6.00% 1/15/29 #	185,000	179,409
EQM Midstream Partners 144A 4.75% 1/15/31 #	220,000	201,197
Genesis Energy 8.25% 1/15/29	205,000	208,082
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	71,936
Murphy Oil
5.875% 12/1/27	130,000	128,790
6.375% 7/15/28	75,000	74,995
6

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	$188,121
NuStar Logistics
6.00% 6/1/26	65,000	64,559
6.375% 10/1/30	60,000	59,366
		1,176,455
Real Estate Investment Trusts — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	62,308
		62,308
Technology — 0.33%
Iron Mountain 144A 4.50% 2/15/31 #	275,000	242,831
Seagate HDD Cayman 5.75% 12/1/34	135,000	128,117
		370,948
Transportation — 0.38%
Air Canada 144A 3.875% 8/15/26 #	175,000	166,157
American Airlines 144A 5.75% 4/20/29 #	214,402	207,233
Delta Air Lines 7.375% 1/15/26	47,000	48,117
		421,507
Total Corporate Bonds (cost $10,331,951)		9,629,659

Non-Agency Commercial Mortgage-Backed Securities — 0.70%
Cantor Commercial Real Estate Lending
Series 2019-CF1 B 4.178% 5/15/52 •	200,000	170,425
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	740,000	608,400
Total Non-Agency Commercial Mortgage-Backed Securities (cost $980,736)		778,825

Loan Agreements — 1.64%
Calpine
7.316% (SOFR01M + 2.00%) 12/16/27 •	58,106	58,170
7.316% (SOFR01M + 2.00%) 1/31/31 •	313,241	313,209
Calpine Construction Finance 7.566% (SOFR01M + 2.25%) 7/31/30 •	121,711	121,784
Castlelake Aviation One DAC 7.829% (SOFR03M + 2.50%) 10/22/26 •	219,375	219,786
Charter Communications Operating Tranche B2 7.052% (SOFR03M + 1.75%) 2/1/27 •	252,872	252,914
Hamilton Projects Acquiror 9.93% (SOFR01M + 4.61%) 6/17/27 •	217,598	219,128
7

Schedule of investments

Delaware Global Listed Real Assets Fund

		Principal amount°	Value (US $)
Loan Agreements (continued)
Lamar Media Tranche B 6.93% (SOFR01M + 1.60%) 2/5/27 •		169,139	$169,109
Parkway Generation Tranche B 10.341% (SOFR03M + 5.01%) 2/18/29 •		156,086	155,826
Parkway Generation Tranche C 10.341% (SOFR03M + 5.01%) 2/18/29 •		20,735	20,701
Setanta Aircraft Leasing DAC 7.564% (SOFR03M + 2.26%) 11/5/28 •		125,000	125,502
Vistra Operations 7.316% (SOFR01M + 2.00%) 12/20/30 •		162,608	162,819
Total Loan Agreements (cost $1,810,608)			1,818,948

Sovereign Bonds — 8.91%Δ
Australia — 0.22%
Australia Government Bond 2.50% 9/20/30	AUD	251,003	243,981
			243,981
Canada — 0.48%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	70,492	33,479
1.50% 12/1/44	CAD	85,169	56,853
4.00% 12/1/31	CAD	531,752	441,875
			532,207
France — 1.77%
French Republic Government Bonds OAT
144A 0.10% 3/1/26 #	EUR	192,354	202,445
144A 0.10% 3/1/29 #	EUR	593,484	617,981
144A 0.10% 3/1/36 #	EUR	141,816	138,303
144A 0.10% 7/25/38 #	EUR	376,691	363,697
144A 0.10% 7/25/47 #	EUR	120,591	108,047
144A 0.10% 7/25/53 #	EUR	57,605	50,171
144A 3.15% 7/25/32 #	EUR	379,352	486,296
			1,966,940
Germany — 0.44%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46	EUR	186,848	186,475
0.50% 4/15/30	EUR	285,795	305,816
			492,291
8

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Italy — 1.11%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	601,257	$557,149
144A 0.15% 5/15/51 #	EUR	60,477	42,069
144A 1.30% 5/15/28 #	EUR	377,931	403,086
144A 2.55% 9/15/41 #	EUR	193,489	224,366
			1,226,670
Japan — 0.35%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	59,027,100	393,913
			393,913
Spain — 0.40%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	265,523	285,619
144A 2.05% 11/30/39 #	EUR	133,346	155,157
			440,776
United Kingdom — 4.14%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	729,680	901,348
0.125% 3/22/51	GBP	494,854	438,963
0.125% 11/22/56	GBP	209,139	175,995
0.125% 3/22/68	GBP	227,501	172,887
0.125% 3/22/73	GBP	44,857	35,141
0.375% 3/22/62	GBP	153,642	136,035
0.50% 3/22/50	GBP	395,462	395,984
0.625% 3/22/40	GBP	566,953	660,085
0.625% 11/22/42	GBP	284,587	322,101
0.625% 3/22/45	GBP	368,606	401,615
1.25% 11/22/32	GBP	306,895	408,954
2.00% 1/26/35	GBP	178,800	544,515
			4,593,623
Total Sovereign Bonds (cost $10,732,698)			9,890,401

US Treasury Obligations — 12.56%
US Treasury Floating Rate Note 5.566% (USBMMY3M + 0.25%) 1/31/26 •		1,734,000	1,737,953
US Treasury Inflation Indexed Bonds
0.25% 2/15/50		394,464	231,074
0.75% 2/15/42		456,917	346,728
1.00% 2/15/49		505,875	371,073
9

Schedule of investments

Delaware Global Listed Real Assets Fund

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Inflation Indexed Bonds
1.50% 2/15/53	208,796	$169,277
2.125% 2/15/40	156,355	151,351
3.875% 4/15/29	2,404,364	2,582,681
US Treasury Inflation Indexed Notes
0.125% 4/15/25	4,337,090	4,226,068
0.375% 1/15/27	1,988,042	1,880,795
1.375% 7/15/33	2,406,111	2,234,950
Total US Treasury Obligations (cost $14,118,716)		13,931,950

	Number of shares
Closed-Ended Trust — 0.44%
Sprott Physical Uranium Trust †	22,865	488,143
Total Closed-Ended Trust (cost $332,628)		488,143

Common Stocks — 62.38%
Consumer Staples — 1.11%
Bunge Global	8,019	816,013
Darling Ingredients †	9,926	420,565
		1,236,578
Energy — 8.69%
BP ADR	12,339	478,383
Chesapeake Energy	7,295	655,675
Chord Energy	3,340	591,113
Enbridge	28,339	1,007,659
Granite Ridge Resources	18,007	117,406
Kimbell Royalty Partners	42,888	679,346
Parex Resources	13,400	233,611
Permian Resources	40,194	673,249
Schlumberger	14,172	672,887
Shell	44,136	1,568,974
TC Energy	28,039	1,004,528
Tourmaline Oil	10,300	503,384
Unit	12,550	483,802
Valaris †	7,487	487,104
Valero Energy	3,020	482,807
		9,639,928
10

	Number of shares	Value (US $)
Common Stocks (continued)
Home Builders — 0.16%
Lifestyle Communities	9,593	$73,194
Sekisui House	4,500	103,411
		176,605
Industrials — 6.82%
Arcosa	5,993	455,588
Athens International Airport †	114,758	1,017,723
Atlas Arteria	291,898	972,147
CCR	412,872	977,993
Enav 144A #	241,846	994,610
GrafTech International	80,008	137,614
Net Power †	12,911	140,730
Sacyr	280,054	973,700
Sunrun †	8,709	89,616
Transurban Group	112,038	899,493
Vinci	7,780	911,630
		7,570,844
Information Technology — 1.47%
Cellnex Telecom 144A #	41,394	1,368,266
Helios Towers †	52,209	63,748
NEXTDC †	18,623	197,692
		1,629,706
Materials — 11.23%
Air Products and Chemicals	965	228,068
Alcoa	17,932	630,130
Anglo American	45,999	1,503,131
CF Industries Holdings	13,838	1,092,787
Corteva	9,238	500,053
CRH	2,180	168,821
Endeavour Mining	39,202	830,029
ERO Copper †	28,165	574,287
Glencore	156,571	911,018
Hudbay Minerals	106,599	897,564
Lifezone Metals †	20,424	150,321
Louisiana-Pacific	6,363	465,708
Metallus †	5,359	110,181
MP Materials †	29,886	478,176
Newmont	37,665	1,530,706
Nutrien	13,678	721,788
Sylvamo	5,629	351,813
11

Schedule of investments

Delaware Global Listed Real Assets Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
West Fraser Timber	4,295	$328,961
Wheaton Precious Metals	18,815	981,014
		12,454,556
Real Estate — 1.42%
Crown Castle	10,521	986,659
Weyerhaeuser	19,597	591,242
		1,577,901
Real Estate Operating Companies/Developer — 1.04%
Mitsubishi Estate	37,400	685,344
Sumitomo Realty & Development	13,600	470,614
		1,155,958
REIT Diversified — 1.70%
CapitaLand Ascendas REIT	143,800	272,389
Charter Hall Group	29,914	227,174
CK Asset Holdings	14,027	59,833
DigitalBridge Group	9,898	162,723
Fastighets Balder Class B †	14,004	88,272
Inmobiliaria Colonial Socimi	18,281	106,920
Land Securities Group	19,577	158,223
Mapletree Logistics Trust	221,036	216,903
Shaftesbury Capital	40,223	67,329
Sun Hung Kai Properties	14,456	133,356
United Urban Investment	260	249,131
Wharf Real Estate Investment	45,000	139,613
		1,881,866
REIT Healthcare — 2.39%
Alexandria Real Estate Equities	6,424	744,349
American Healthcare REIT	13,296	182,554
Welltower	18,091	1,723,710
		2,650,613
REIT Industrial — 2.56%
First Industrial Realty Trust	8,733	396,653
Goodman Group	22,505	454,593
Mitsubishi Estate Logistics REIT Investment	57	146,100
Nippon Prologis REIT	176	304,204
Prologis	10,739	1,095,915
Segro	24,060	253,066
12

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Warehouses De Pauw CVA	7,366	$194,789
		2,845,320
REIT Information Technology — 2.53%
American Tower	2,153	369,369
Digital Realty Trust	5,431	753,714
Equinix	2,366	1,682,486
		2,805,569
REIT Lodging — 0.46%
Ryman Hospitality Properties	2,880	303,782
Sunstone Hotel Investors	20,149	205,520
		509,302
REIT Mall — 0.36%
Simon Property Group	2,835	398,403
		398,403
REIT Manufactured Housing — 0.75%
Equity LifeStyle Properties	4,712	284,087
Sun Communities	4,885	543,798
		827,885
REIT Multifamily — 2.76%
Advance Residence Investment	116	250,794
American Homes 4 Rent Class A	14,368	514,374
AvalonBay Communities	4,087	774,773
Boardwalk Real Estate Investment Trust	3,009	154,903
Equity Residential	8,014	516,102
InterRent Real Estate Investment Trust	15,463	134,563
LEG Immobilien †	1,908	161,967
UNITE Group	19,152	221,408
Vonovia	11,534	333,287
		3,062,171
REIT Office — 1.19%
Castellum †	8,144	96,767
Derwent London	2,763	70,984
Fabege	7,719	59,037
Gecina	1,476	150,702
Kilroy Realty	9,822	331,984
Merlin Properties Socimi	19,508	219,448
Nippon Building Fund	63	240,710
Tokyu REIT	102	104,951
13

Schedule of investments

Delaware Global Listed Real Assets Fund

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
Wihlborgs Fastigheter	5,916	$49,550
		1,324,133
REIT Retail — 0.52%
Frasers Centrepoint Trust	163,920	259,656
Link REIT	73,833	316,359
		576,015
REIT Self-Storage — 0.87%
Big Yellow Group	14,173	190,660
National Storage REIT	83,943	115,751
Public Storage	2,559	663,933
		970,344
REIT Shopping Center — 1.55%
Agree Realty	11,919	682,005
Federal Realty Investment Trust	4,051	421,993
Kite Realty Group Trust	28,072	611,969
		1,715,967
REIT Single Tenant — 0.53%
Realty Income	10,956	586,584
		586,584
REIT Specialty — 0.89%
CBRE Group Class A †	1,289	112,001
Corp Inmobiliaria Vesta ADR	6,001	213,096
Invitation Homes	19,402	663,548
		988,645
Utilities — 11.38%
APA Group	111,788	596,555
EDP Renovaveis	71,581	979,957
Enel	147,489	969,363
National Grid	75,034	984,233
NextEra Energy	15,168	1,015,801
Orsted 144A #, †	17,779	977,105
Pennon Group	115,795	962,923
Severn Trent	30,863	951,330
Snam	219,123	1,002,547
Spruce Power Holding †	33,510	148,784
SSE	50,258	1,044,683
Terna - Rete Elettrica Nazionale	123,952	993,092
United Utilities Group	77,126	1,005,351
14

	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Xcel Energy	18,462	$991,963
		12,623,687
Total Common Stocks (cost $68,975,361)		69,208,580

Exchange-Traded Fund — 2.86%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	156,468	3,168,477
Total Exchange-Traded Fund (cost $3,201,726)		3,168,477

Short-Term Investments — 1.59%
Money Market Mutual Funds — 1.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.18%)	441,941	441,941
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	441,941	441,941
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	441,941	441,941
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	441,941	441,941
Total Short-Term Investments (cost $1,767,764)		1,767,764
Total Value of Securities—99.76% (cost $112,252,188)		$110,682,747
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of Rule 144A securities was $14,997,736, which represents 13.52% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
15

Schedule of investments

Delaware Global Listed Real Assets Fund

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.

The following forward foreign currency exchange contracts were outstanding at April 30, 2024:1

Forward Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(267,309)	USD	173,286	5/23/24	$—	$(5)
CITI	CAD	(764,894)	USD	564,978	5/23/24	9,145	—
CITI	EUR	(24,637)	USD	26,956	5/23/24	639	—
CITI	GBP	(3,775,857)	USD	4,763,270	5/23/24	44,570	—
CITI	JPY	(61,924,975)	USD	417,166	5/23/24	23,086	—
HSBC	GBP	(82,942)	USD	105,981	5/23/24	2,328	—
JPMCB	EUR	(3,910,910)	USD	4,207,852	5/23/24	30,200	—
Total Forward Foreign Currency Exchange Contracts						$109,968	$(5)

The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CITI – Citigroup

CPI – Consumer Price Index

CVA – Certified Dutch Certificate

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

JPMCB – JPMorgan Chase Bank

OAT – Obligations Assimilables du Trésor

16

Summary of abbreviations: (continued)

REIT – Real Estate Investment Trust

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

Summary of currencies:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

17

Statement of assets and liabilities

Delaware Global Listed Real Assets Fund	April 30, 2024 (Unaudited)
Assets:
Investments, at value*	$110,682,747
Foreign currencies, at valueΔ	22,409
Cash	58,396
Dividends and interest receivable	278,887
Unrealized appreciation on forward foreign currency exchange contracts	109,968
Receivable for fund shares sold	86,773
Prepaid expenses	43,694
Foreign tax reclaims receivable	37,810
Receivable for securities sold	4,460
Other assets	863
Total Assets	111,326,007
Liabilities:
Other accrued expenses	157,711
Payable for fund shares redeemed	136,716
Investment management fees payable to affiliates	49,059
Administration expenses payable to affiliates	13,239
Distribution fees payable to affiliates	8,830
Payable for securities purchased	8,571
Unrealized depreciation on forward foreign currency exchange contracts	5
Total Liabilities	374,131
Total Net Assets	$110,951,876

Net Assets Consist of:
Paid-in capital	$118,512,455
Total distributable earnings (loss)	(7,560,579)
Total Net Assets	$110,951,876
18

Net Asset Value

Class A:
Net assets	$35,346,352
Shares of beneficial interest outstanding, unlimited authorization, no par	2,994,626
Net asset value per share	$11.80
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.52

Class C:
Net assets	$480,466
Shares of beneficial interest outstanding, unlimited authorization, no par	40,764
Net asset value per share	$11.79

Class R:
Net assets	$2,541,498
Shares of beneficial interest outstanding, unlimited authorization, no par	215,644
Net asset value per share	$11.79

Institutional Class:
Net assets	$66,625,301
Shares of beneficial interest outstanding, unlimited authorization, no par	5,608,383
Net asset value per share	$11.88

Class R6:
Net assets	$5,958,259
Shares of beneficial interest outstanding, unlimited authorization, no par	502,816
Net asset value per share	$11.85

*Investments, at cost	$112,252,188
ΔForeign currencies, at cost	22,732

See accompanying notes, which are an integral part of the financial statements.

19

Statement of operations

Delaware Global Listed Real Assets Fund	Six months ended April 30, 2024 (Unaudited)
Investment Income:
Dividends	$1,247,460
Interest	842,846
Foreign tax withheld	(56,595)
2,033,711

Expenses:
Management fees	415,589
Distribution expenses — Class A	45,662
Distribution expenses — Class C	2,940
Distribution expenses — Class R	6,559
Dividend disbursing and transfer agent fees and expenses	65,813
Registration fees	47,122
Reports and statements to shareholders expenses	29,721
Legal fees	26,454
Accounting and administration expenses	25,423
Audit and tax fees	18,631
Custodian fees	3,533
Trustees’ fees and expenses	3,061
Investment interest expense	839
Other	33,095
724,442
Less expenses waived	(124,489)
Less expenses paid indirectly	(89)
Total operating expenses	599,864
Net Investment Income (Loss)	1,433,847
20

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(2,466,585)
Foreign currencies	(53,460)
Forward foreign currency exchange contracts	189,281
Futures contracts	65,051
Options written	742
Net realized gain (loss)	(2,264,971)

Net change in unrealized appreciation (depreciation) on:
Investments	9,238,136
Foreign currencies	892
Forward foreign currency exchange contracts	(292,735)
Futures contracts	39,975
Net change in unrealized appreciation (depreciation)	8,986,268
Net Realized and Unrealized Gain (Loss)	6,721,297
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,155,144

See accompanying notes, which are an integral part of the financial statements.

21

Statements of changes in net assets

Delaware Global Listed Real Assets Fund

	Six months ended 4/30/24 (Unaudited)	Year ended 10/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,433,847	$3,365,647
Net realized gain (loss)	(2,264,971)	(3,343,638)
Net change in unrealized appreciation (depreciation)	8,986,268	(1,460,246)
Net increase (decrease) in net assets resulting from operations	8,155,144	(1,438,237)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(739,135)	(4,663,897)
Class C	(6,689)	(149,469)
Class R	(46,828)	(411,917)
Institutional Class	(1,465,129)	(7,639,446)
Class R6	(141,336)	(655,046)
	(2,399,117)	(13,519,775)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	474,090	1,769,915
Class C	44,101	92,743
Class R	114,457	362,603
Institutional Class	10,625,874	20,143,677
Class R6	116,344	1,214,747

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	704,879	4,520,072
Class C	6,626	149,467
Class R	46,828	411,917
Institutional Class	1,464,462	7,634,807
Class R6	116,659	637,912
	13,714,320	36,937,860
22

	Six months ended 4/30/24 (Unaudited)	Year ended 10/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,254,933)	$(5,762,886)
Class C	(264,096)	(779,802)
Class R	(332,625)	(1,351,079)
Institutional Class	(10,256,055)	(22,167,884)
Class R6	(576,736)	(687,485)
	(14,684,445)	(30,749,136)
Increase (decrease) in net assets derived from capital share transactions	(970,125)	6,188,724
Net Increase (Decrease) in Net Assets	4,785,902	(8,769,288)

Net Assets:
Beginning of period	106,165,974	114,935,262
End of period	$110,951,876	$106,165,974

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights

Delaware Global Listed Real Assets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19[2]
$11.19	$12.85	$14.67	$11.43	$12.88	$10.87

0.14	0.33	0.34	0.21	0.19	0.14
0.71	(0.49)	(1.20)	3.24	(1.18)	2.07
0.85	(0.16)	(0.86)	3.45	(0.99)	2.21

(0.24)	(0.37)	(0.49)	(0.21)	(0.14)	(0.20)
—	(1.13)	(0.47)	—	(0.32)	—
(0.24)	(1.50)	(0.96)	(0.21)	(0.46)	(0.20)
$11.80	$11.19	$12.85	$14.67	$11.43	$12.88

7.58%	(1.65%)	(6.23)%	30.28%	(7.86%)	20.55%

$35,346	$35,471	$40,036	$45,151	$38,879	$51,133
1.24%	1.26%	1.31%	1.33%	1.37%	1.42%
1.46%	1.41%	1.38%	1.39%	1.57%	1.58%
2.43%	2.75%	2.48%	1.53%	1.62%	1.21%
2.21%	2.60%	2.41%	1.47%	1.42%	1.05%
47%	64%	65%	60%	84%	125%
25

Financial highlights

Delaware Global Listed Real Assets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19[2]
$11.14	$12.81	$14.63	$11.39	$12.85	$10.85

0.10	0.24	0.24	0.10	0.10	0.05
0.70	(0.48)	(1.21)	3.23	(1.17)	2.07
0.80	(0.24)	(0.97)	3.33	(1.07)	2.12

(0.15)	(0.30)	(0.38)	(0.09)	(0.07)	(0.12)
—	(1.13)	(0.47)	—	(0.32)	—
(0.15)	(1.43)	(0.85)	(0.09)	(0.39)	(0.12)
$11.79	$11.14	$12.81	$14.63	$11.39	$12.85

7.17%	(2.32)%	(6.95)%	29.31%	(8.55)%	19.64%

$481	$652	$1,334	$1,601	$2,302	$4,082
1.99%	2.01%	2.06%	2.08%	2.12%	2.17%
2.21%	2.16%	2.13%	2.14%	2.32%	2.33%
1.68%	2.00%	1.73%	0.78%	0.87%	0.46%
1.46%	1.85%	1.66%	0.72%	0.67%	0.30%
47%	64%	65%	60%	84%	125%
27

Financial highlights

Delaware Global Listed Real Assets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19[2]
$11.17	$12.83	$14.65	$11.41	$12.87	$10.86

0.13	0.30	0.31	0.17	0.16	0.11
0.70	(0.48)	(1.21)	3.24	(1.18)	2.07
0.83	(0.18)	(0.90)	3.41	(1.02)	2.18

(0.21)	(0.35)	(0.45)	(0.17)	(0.12)	(0.17)
—	(1.13)	(0.47)	—	(0.32)	—
(0.21)	(1.48)	(0.92)	(0.17)	(0.44)	(0.17)
$11.79	$11.17	$12.83	$14.65	$11.41	$12.87

7.44%	(1.83)%	(6.49)%	30.02%	(8.14)%	20.30%

$2,542	$2,569	$3,574	$4,046	$4,149	$4,966
1.49%	1.51%	1.56%	1.58%	1.62%	1.67%
1.71%	1.66%	1.63%	1.64%	1.82%	1.83%
2.18%	2.50%	2.23%	1.28%	1.37%	0.96%
1.96%	2.35%	2.16%	1.22%	1.17%	0.80%
47%	64%	65%	60%	84%	125%
29

Financial highlights

Delaware Global Listed Real Assets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19[2]
$11.27	$12.92	$14.75	$11.49	$12.94	$10.91

0.16	0.36	0.38	0.25	0.22	0.17
0.72	(0.49)	(1.22)	3.25	(1.19)	2.09
0.88	(0.13)	(0.84)	3.50	(0.97)	2.26

(0.27)	(0.39)	(0.52)	(0.24)	(0.16)	(0.23)
—	(1.13)	(0.47)	—	(0.32)	—
(0.27)	(1.52)	(0.99)	(0.24)	(0.48)	(0.23)
$11.88	$11.27	$12.92	$14.75	$11.49	$12.94

7.74%	(1.40)%	(6.03)%	30.62%	(7.63)%	20.94%

$66,625	$61,496	$64,432	$66,426	$46,769	$12,621
0.99%	1.01%	1.06%	1.08%	1.12%	1.17%
1.21%	1.16%	1.13%	1.14%	1.32%	1.33%
2.68%	3.00%	2.73%	1.78%	1.87%	1.46%
2.46%	2.85%	2.66%	1.72%	1.67%	1.30%
47%	64%	65%	60%	84%	125%
31

Financial highlights

Delaware Global Listed Real Assets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets[5]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19[2]
$11.25	$12.89	$14.72	$11.47	$12.91	$10.89

0.17	0.37	0.40	0.26	0.23	0.18
0.70	(0.48)	(1.22)	3.24	(1.18)	2.08
0.87	(0.11)	(0.82)	3.50	(0.95)	2.26

(0.27)	(0.40)	(0.54)	(0.25)	(0.17)	(0.24)
—	(1.13)	(0.47)	—	(0.32)	—
(0.27)	(1.53)	(1.01)	(0.25)	(0.49)	(0.24)
$11.85	$11.25	$12.89	$14.72	$11.47	$12.91

7.73%	(1.25)%	(5.95)%	30.71%	(7.51)%	21.00%

$5,958	$5,978	$5,559	$8,495	$6,599	$5,396
0.90%	0.92%	0.97%	1.00%	1.02%	1.07%
1.11%	1.07%	1.03%	1.04%	1.22%	1.23%
2.77%	3.09%	2.82%	1.86%	1.97%	1.56%
2.56%	2.94%	2.76%	1.82%	1.77%	1.40%
47%	64%	65%	60%	84%	125%
33

Notes to financial statements

Delaware Global Listed Real Assets Fund	April 30, 2024 (Unaudited)

Delaware Global Listed Real Assets Fund (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial

34

mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940 (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the valuation designee (Valuation Designee) for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2024, and for all open tax years (years ended October 31, 2020-October 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial

35

Notes to financial statements

Delaware Global Listed Real Assets Fund

1. Significant Accounting Policies (continued)

statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the

36

1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in limited partnerships are recorded as return of capital on

37

Notes to financial statements

Delaware Global Listed Real Assets Fund

1. Significant Accounting Policies (continued)

investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The Statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective February 27, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.98% of the Fund’s Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.88% of the Fund’s Class R6 shares’ average daily net assets through February 26, 2025. Prior to February 27, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.99% of the Fund’s Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.90% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

38

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from February 27, 2024 through February 26, 2025, unless terminated by agreement of DMC and the Fund, is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.23%*	1.98%*	1.48%*	0.98%*	0.88%*
*	Prior to February 27, 2024, the expense limitation were as follows for Class A, Class C, Class R, Institutional Class, and Class R6 shares, respectively: 1.24%, 1.99%, 1.49%, 0.99%, and 0.90%.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) serves as sub-advisor for the Fund. MIMAK works together with DMC to make day-to-day investment decisions for the Fund and to determine the Fund's asset allocation. In addition, MIMAK and DMC may seek investment advice and recommendations relating to fixed income securities from their affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Fund equity security trades on behalf of DMC. DMC may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities, as applicable, in certain markets where DMC believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC may also seek quantitative support from MIMGL. MIMEL and MIMGL are also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For these services, DMC, not the Fund, may pay MIMAK, MIMEL, and MIMGL a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2024, the Fund paid $4,447 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described

39

Notes to financial statements

Delaware Global Listed Real Assets Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2024, the Fund paid $3,625 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2024, the Fund paid $3,657 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2024, DDLP earned $419 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2024, DDLP received gross CDSC commissions of $5 and $15 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

40

3. Investments

For the six months ended April 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$30,891,828
Purchases of US government securities	20,643,987
Sales other than US government securities	35,205,913
Sales of US government securities	17,554,886

At April 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$112,252,188
Aggregate unrealized appreciation of investments and derivatives	$5,757,236
Aggregate unrealized depreciation of investments and derivatives	(7,216,714)
Net unrealized depreciation of investments and derivatives	$(1,459,478)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,776,553	$721,386	$2,497,939

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

41

Notes to financial statements

Delaware Global Listed Real Assets Fund

3. Investments (continued)

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Total
Securities
Assets:
Closed-Ended Trust	$488,143	$—	$488,143
Common Stocks
Consumer Staples	1,236,578	—	1,236,578
Energy	8,070,954	1,568,974	9,639,928
Home Builders	—	176,605	176,605
Industrials	2,819,264	4,751,580	7,570,844
Information Technology	—	1,629,706	1,629,706
Materials	9,041,557	3,412,999	12,454,556
Real Estate	1,577,901	—	1,577,901
Real Estate Operating Companies/Developer	—	1,155,958	1,155,958
42

	Level 1	Level 2	Total
REIT Diversified	$162,723	$1,719,143	$1,881,866
REIT Healthcare	2,650,613	—	2,650,613
REIT Industrial	1,796,772	1,048,548	2,845,320
REIT Information Technology	2,805,569	—	2,805,569
REIT Lodging	509,302	—	509,302
REIT Mall	398,403	—	398,403
REIT Manufactured Housing	827,885	—	827,885
REIT Multifamily	2,094,715	967,456	3,062,171
REIT Office	402,968	921,165	1,324,133
REIT Retail	—	576,015	576,015
REIT Self-Storage	663,933	306,411	970,344
REIT Shopping Center	1,715,967	—	1,715,967
REIT Single Tenant	586,584	—	586,584
REIT Specialty	988,645	—	988,645
Utilities	3,119,471	9,504,216	12,623,687
Corporate Bonds	—	9,629,659	9,629,659
Exchange-Traded Fund	3,168,477	—	3,168,477
Loan Agreements	—	1,818,948	1,818,948
Non-Agency Commercial Mortgage-Backed Securities	—	778,825	778,825
Sovereign Bonds	—	9,890,401	9,890,401
US Treasury Obligations	—	13,931,950	13,931,950
Short-Term Investments	1,767,764	—	1,767,764
Total Value of Securities	$46,894,188	$63,788,559	$110,682,747

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$109,968	$109,968
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(5)	$(5)

1Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at April 30, 2024, a portion of the common stock in the portfolio was categorized as Level 2.

During the six months ended April 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As

43

Notes to financial statements

Delaware Global Listed Real Assets Fund

3. Investments (continued)

of April 30, 2024, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/24	Year ended 10/31/23
Shares sold:
Class A	39,630	145,808
Class C	3,689	7,414
Class R	9,605	29,611
Institutional Class	885,266	1,658,414
Class R6	9,797	102,738

Shares issued upon reinvestment of dividends and distributions:
Class A	58,607	384,648
Class C	552	12,751
Class R	3,899	35,113
Institutional Class	120,944	645,943
Class R6	9,653	54,105
	1,141,642	3,076,545

Shares redeemed:
Class A	(272,419)	(477,179)
Class C	(22,046)	(65,721)
Class R	(27,888)	(113,194)
Institutional Class	(853,149)	(1,835,608)
Class R6	(48,136)	(56,506)
	(1,223,638)	(2,548,208)
Net increase (decrease)	(81,996)	528,337
44

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
4/30/24	2,426	41	—	41	2,410	$29,619
Year ended
10/31/23	22,135	155	2,873	3,046	21,991	306,159

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of April 30, 2024, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

45

Notes to financial statements

Delaware Global Listed Real Assets Fund

6. Derivatives (continued)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”

During the six months ended April 30, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at April 30, 2024.

During the six months ended April 30, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of

46

reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at April 30, 2024.

During the six months ended April 30, 2024, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Fair values of derivative instruments as of April 30, 2024 were as follows:

Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts
Unrealized appreciation on forward foreign currency exchange contracts	$109,968

Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts
Unrealized depreciation on forward foreign currency exchange contracts	$(5)
47

Notes to financial statements

Delaware Global Listed Real Assets Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2024 was as follows:

	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Currency contracts	$189,281	$—	$—	$189,281
Interest rate contracts	—	65,051	742	65,793
Total	$189,281	$65,051	$742	$255,074
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(292,735)	$—	$(292,735)
Interest rate contracts	—	39,975	39,975
Total	$(292,735)	$39,975	$(252,760)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2024:

	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$384,852	$12,301,868
Futures contracts (average notional amount)	1,238,303	—
Options contracts (average value)*	—	41

*Long represents purchased options and short represents written options.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigates its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically

48

permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$77,440	$(5)	$77,435
HSBC	2,328	—	2,328
JPMorgan Chase Bank	30,200	—	30,200
Total	$109,968	$(5)	$109,963
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$77,435	$—	$—	$—	$—	$77,435
HSBC	2,328	—	—	—	—	2,328
JPMorgan Chase Bank	30,200	—	—	—	—	30,200
Total	$109,963	—	—	—	—	$109,963

(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the

49

Notes to financial statements

Delaware Global Listed Real Assets Fund

8. Securities Lending (continued)

value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2024, the Fund had no securities out on loan.

50

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity exchange-traded funds in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.

The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and

51

Notes to financial statements

Delaware Global Listed Real Assets Fund

9. Credit and Market Risks (continued)

other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.

Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.

High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

52

Energy infrastructure Master Limited Partnerships (MLPs) are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

53

Notes to financial statements

Delaware Global Listed Real Assets Fund

9. Credit and Market Risks (continued)

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended April 30, 2024.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day

54

functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

55

Other Fund information (Unaudited)

Delaware Global Listed Real Assets Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

56

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments
(a)	Included as part of report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14.	Exhibits
(a)	(1)	Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 27, 2024
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 27, 2024